UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	August 8, 2000

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: 104,981



List of Other Included Managers:  None.
Harvest Capital Management
FORM 13F
June 30, 2000

                                                                Voting Authority
                                                                ----------------
                        Value   Shares/ Sh/     Put/    Invstmt Other
Name of Title ofCUSIP (x$1000)Prn Amt Prn  Call Dscretn ManagersSole Shared None
-------------------------------------------     ----    ------- ----------------
Abbott LCOM     00282410     386    8666SH              Sole                8666
AmericanCOM     02581610    4117   78985SH              Sole               78985
AmericanCOM     02660910    1025   17450SH              Sole               17450
AmericanCOM     02687410     280    2379SH              Sole                2379
Ariba   COM     04033V10     826    8420SH              Sole                8420
BP AmocoCOM     05562210    2255   39874SH              Sole               39874
Bell AtlCOM     07785310     283    5568SH              Sole                5568
BellSoutCOM     07986010     268    6276SH              Sole                6276
Bristol COM     11012210    3344   57406SH              Sole               57406
CMGI, InCOM     12575010     345    7525SH              Sole                7525
Charles COM     80851310    2825   84012SH              Sole               84012
CheckfreCOM     16281610     342    6625SH              Sole                6625
Chevron COM     16675110     393    4630SH              Sole                4630
Cisco   COM     17275R10    5091   80100SH              Sole               80100
CitigrouCOM     17296710    3388   56240SH              Sole               56240
Colgate COM     19416210    3635   60702SH              Sole               60702
Deere & COM     24419910    2860   77285SH              Sole               77285
Dell ComCOM     24702510    2728   55325SH              Sole               55325
EMC CorpCOM     26864810    1379   17924SH              Sole               17924
Enron CoCOM     29356110    4334   67200SH              Sole               67200
Estee LaCOM     51843910    3796   76790SH              Sole               76790
Exodus CCOM     30208810     724   15720SH              Sole               15720
ExxonMobCOM     30231G10    2743   34941SH              Sole               34941
Fedex CoCOM     31428X10    1621   42660SH              Sole               42660
Fenwal CCOM     J1346Y10     173   29000SH              Sole               29000
Ford MotCOM     34537010    2947   68525SH              Sole               68525
Freddie COM     31340030    2112   52140SH              Sole               52140
Gannett COM     36473010    2798   46775SH              Sole               46775
General COM     36960410    4245   80093SH              Sole               80093
Herman MCOM     60054410    1567   60550SH              Sole               60550
HoneywelCOM     43851610    1563   46396SH              Sole               46396
HouseholCOM     44181510    2619   63003SH              Sole               63003
Intel   COM     45814010    5600   41888SH              Sole               41888
JDS UnipCOM     46612J10     533    4450SH              Sole                4450
Johnson COM     47816010     402    3950SH              Sole                3950
LandstarCOM     51509810     207    3475SH              Sole                3475
Lernout COM     B5628B10    2414   54786SH              Sole               54786
Lucent TCOM     54946310     279    4706SH              Sole                4706
Merck   COM     58933110     856   11176SH              Sole               11176
Molex, ICOM     60855410    1543   32058SH              Sole               32058
Oracle CCOM     68389X10    5348   63615SH              Sole               63615
Pitney BCOM     72447910     295    7380SH              Sole                7380
Regent VCOM     75890F10       0   10000SH              Sole               10000
Royal DuCOM     78025780    1743   28317SH              Sole               28317
SBC CommCOM     78387G10     235    5435SH              Sole                5435
SchlumbeCOM     80685710     582    7800SH              Sole                7800
Sprint CCOM     85206110    2058   40350SH              Sole               40350
Staples COM     85503010    3056  198775SH              Sole              198775
Time WarCOM     88731510    4660   61310SH              Sole               61310
Viacom CCOM     92552430    6833  100214SH              Sole              100214
Walmart COM     93114210     516    8957SH              Sole                8957
Yahoo!  COM     98433210     211    1700SH              Sole                1700
ArchstonRTS     03958110     219   10400SH              Sole               10400
Mass Mutual Corp57629210     380   18550SH              Sole               18550
REPORT S    54DATA REC  104981 0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED